Receivables - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 10,023	$ 9,257
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,015	9,238
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	19
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	3,159	2,619
Fiscal year before current fiscal year	1,689	1,572
Two years before current fiscal year	902	1,034
Three years before current fiscal year	531	544
Four years before current fiscal year	229	263
Prior	73	81
Total	6,583	6,113
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	3,159	2,619
Fiscal year before current fiscal year	1,688	1,571
Two years before current fiscal year	901	1,033
Three years before current fiscal year	531	543
Four years before current fiscal year	229	262
Prior	73	81
Total	6,581	6,109
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	1
Two years before current fiscal year	1	1
Three years before current fiscal year	0	1
Four years before current fiscal year	0	1
Prior	0	0
Total	2	4
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	881	793
Fiscal year before current fiscal year	524	451
Two years before current fiscal year	295	303
Three years before current fiscal year	190	175
Four years before current fiscal year	105	87
Prior	72	72
Total	2,067	1,881
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	881	792
Fiscal year before current fiscal year	524	448
Two years before current fiscal year	295	299
Three years before current fiscal year	190	173
Four years before current fiscal year	105	86
Prior	72	71
Total	2,067	1,869
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	1
Fiscal year before current fiscal year	0	3
Two years before current fiscal year	0	4
Three years before current fiscal year	0	2
Four years before current fiscal year	0	1
Prior	0	1
Total	0	12
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	598	544
Fiscal year before current fiscal year	374	271
Two years before current fiscal year	175	196
Three years before current fiscal year	104	118
Four years before current fiscal year	47	39
Prior	5	2
Total	1,303	1,170
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	598	544
Fiscal year before current fiscal year	370	270
Two years before current fiscal year	174	195
Three years before current fiscal year	103	117
Four years before current fiscal year	47	39
Prior	5	2
Total	1,297	1,167
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	4	1
Two years before current fiscal year	1	1
Three years before current fiscal year	1	1
Four years before current fiscal year	0	0
Prior	0	0
Total	6	3
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	70	93
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	70	93
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	28	40
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13	29
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	4
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14	7
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	5
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	1
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	4
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	45
Retail | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13	29
Retail | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	5
Retail | Total Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	11
Retail | Total Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,979	9,193
Retail | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,568	6,080
Retail | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,066	1,864
Retail | Current | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,275	1,156
Retail | Current | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	70	93
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,550	9,127
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,528	9,054
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	73
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,339	2,753
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,339	2,722
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	31
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	655	579
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	633	537
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	42
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	519	545
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	519	545
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,037	5,250
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,037	5,250
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	3
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	3
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	3
Wholesale | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	3
Wholesale | Total Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,526	9,051
Wholesale | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,339	2,722
Wholesale | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	633	537
Wholesale | Current | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	517	542
Wholesale | Current | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 5,037	$ 5,250